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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                                -----------------------
         This Amendment (Check only one.):  [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             George Soros
Address:          c/o Soros Fund Management LLC
                  888 Seventh Avenue
                  New York, New York  10106

Form 13F File Number:  028-10418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jodye M. Anzalotta
Title:            Attorney-in-Fact (1)
Phone:            212-397-5531

Signature, Place, and Date of Signing:

/s/ Jodye M. Anzalotta              New York, New York        May 16, 2005
---------------------------         ------------------        -----------------
[Signature]                         [City, State]             [Date]

(1) Signed pursuant to a Power of Attorney, dated as of October 30, 2002, granted by Mr. George Soros included as an Exhibit to the Form 13F filed by the Reporting Person on February 14, 2003.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                Form 13F File Number           Name
                --------------------           -----
                     028-06420                 Soros Fund Management LLC

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                      0
                                                                  -------
Form 13F Information Table Entry Total:                                 7
                                                                  -------

Form 13F Information Table Value Total:                          $135,814
                                                                 --------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                              GEORGE SOROS
                                        FORM 13F INFORMATION TABLE
                                       QUARTER ENDED MARCH 31, 2005



                                                                          Investment Discretion    Other       Voting Authority
Issuer                 Title of   Cusip       Fair Market    Shares or   Sole   Shared   Shared    Managers   Sole  Shared  None
                       Class      Number      Value (in      Principal          Instr.V  Other
                                              thousands)     Amount
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
APEX SILVER            ORD        G04074103    $    6,282       392,136     X                                 X
MINES LTD

------------------------------------------------------------------------------------------------------------------------------------
BLUEFLY INC            COM        096227103    $      249       172,995     X                                 X

------------------------------------------------------------------------------------------------------------------------------------
INTEGRA LIFESCIENCES   COM NEW    457985208    $   21,523       611,113     X                                 X
HLDGS CP
------------------------------------------------------------------------------------------------------------------------------------
JETBLUE AWYS CORP      COM        477143101    $   33,748     1,772,483     X                                 X

------------------------------------------------------------------------------------------------------------------------------------
JETBLUE AWYS CORP      COM        477143101    $   72,184     3,791,175                    X                          X

------------------------------------------------------------------------------------------------------------------------------------
MCG CAPITAL            COM        58047P107    $       50         3,262     X                                 X
CORP

------------------------------------------------------------------------------------------------------------------------------------
THERAVANCE INC         COM        88338T104    $    1,778         97,406    X                                 X

------------------------------------------------------------------------------------------------------------------------------------
                                  Total:       $  135,814